Cover	6 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Trust
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001703079
Document Period End Date	Mar. 31, 2024